CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Cash flows from operating activities
Net loss	$ (4,138)	$ (131,978)	$ (1,164,335)
Adjustments to reconcile net loss to net cash (used in) / provided by operating activities
Depreciation of property and equipment	23,748	35,289	171,354
Amortization of intangible assets	1,361	1,159	13,905
Amortization of land use rights	4,763	4,256	4,600
Loss / (gain) on disposal of property and equipment	(1,615)	546	23,139
Share-based compensation	88,898	108,571	174,832
Impairment loss on intangible assets and goodwill and provision / (reversion) for reserves on operating assets	(4,852)	756	897,932
Impairment loss on long-term investments	46,982	7,687	275,872
(Income) / loss from equity method investments	6,242	2,248	(10,787)
(Gain) / loss from fair value change of investments	(21,747)	68,500	(7,028)
Gain from disposal of long-term investments	(17,772)	(7,448)	(10,021)
Gain from disposal of a subsidiary		(9,550)	0
Dividend received from an equity-method investment	1,306		3,362
Changes in operating assets and liabilities
Inventory	(34,845)	(20,431)	5,115
Amounts due from related parties	6	210	(432)
Prepaid expenses and other current assets	(50,232)	(11,968)	268,619
Income tax receivables	5,071	14,434	(3,863)
Deferred income taxes	1,344	400	304,229
Rental deposits	10,345	12,660	6,930
Other non-current assets	(9,387)	(3,060)	11,085
Accounts payable	24,440	(2,933)	(252,934)
Deferred revenue	190,925	54,142	(1,229,766)
Amounts due to related parties	(4)	(105)	(3,283)
Accrued expenses and other current liabilities	45,939	(109,825)	(402,230)
Operating lease right-of-use assets	(82,102)	76,420	1,318,663
Operating lease liabilities	81,496	(82,622)	(1,334,142)
Net cash (used in) / provided by operating activities	306,172	7,358	(939,184)
Cash flows from investing activities
Loan to third parties		(749)	(557)
Repayment of loan to third parties	9,725
Repayment of loan to related parties	41	2
Loan to employees			(2,404)
Repayment of loan to employees	382	1,522	6,711
Prepayment for investments		(8,450)	(2,179)
Purchase of land use rights	(7,065)
Purchase of property and equipment	(112,737)	(110,326)	(246,297)
Purchase of intangible assets	(1,494)		(122)
Purchase of short-term investments	(670,573)	(1,666,999)	(1,344,543)
Proceeds from short-term investments	992,603	1,622,068	3,002,509
Proceeds from disposal of property and equipment	2,710	19,988	26,294
Business acquisitions, net of cash acquired		(250)
Purchase of long-term investments	(194,159)	(200,734)	(137,732)
Proceeds from disposal of long-term investments and a subsidiary	75,635	42,302	67,036
Net cash provided by / (used in) investing activities	95,068	(301,626)	1,368,716
Cash flows from financing activities
Repayment of short-term debt			(270,000)
Payments for purchasing noncontrolling interests			(1,775)
Proceeds from exercise of share options	462	184	1,373
Repayment of convertible bond			(2,300,000)
Share repurchase	(233,557)	(66,368)	(196,277)
Net cash used in financing activities	(233,095)	(66,184)	(2,766,679)
Effect of exchange rate changes	(5,576)	(26,427)	949
Net (decrease) / increase in cash, cash equivalents and restricted cash	162,569	(386,879)	(2,336,198)
Cash, cash equivalents and restricted cash at the beginning of year	2,294,907	2,681,786	5,017,984
Cash, cash equivalents and restricted cash at the end of year	2,457,476	2,294,907	2,681,786
Supplemental disclosure of cash flow information:
Interest paid			9,425
Income tax paid	2,484	5,569	117,621
Non-cash investing and financing activities:
Payable for purchase of property and equipment	56,909	15,534	49,403
Payable for purchase of intangible assets	139		756
Payable for investments and acquisitions		$ 292	$ 321
Share consideration for purchase of intangible assets	$ 487